Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	Apr. 28, 2023
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus:
Trading Symbol	SCHJ
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus:
Trading Symbol	SCHI
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Prospectus:
Trading Symbol	SCHZ
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Prospectus:
Trading Symbol	SCHP
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus:
Trading Symbol	SCHO
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus:
Trading Symbol	SCHR
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus:
Trading Symbol	SCHQ
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus:
Trading Symbol	SCMB